[NATIONS FUNDS LOGO]






                                        INVESTMENTS FOR A LIFETIME(SM)


                       MANAGED

                       INDEX(SM)

                       FUNDS                              NATIONS

                                                          MANAGED INDEX

                                                          FUND
                       [WATERMARK IN BACKGROUND]


                                                          NATIONS

                                                          MANAGED SMALLCAP

                                                          INDEX FUND



                       SEMI-ANNUAL REPORT FOR THE PERIOD
                       ENDED SEPTEMBER 30, 1997

THIS REPORT IS SUBMITTED FOR
THE GENERAL INFORMATION OF
SHAREHOLDERS OF NATIONS FUNDS.
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT NATIONS
FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR:
STEPHENS INC. STEPHENS INC., WHICH                 [GRAPHIC DEPICTING BASKETS]
IS NOT AFFILIATED WITH NATIONSBANK,
N.A., IS NOT A BANK, AND SECURITIES
OFFERED BY IT ARE NOT GUARANTEED BY
ANY BANK OR INSURED BY THE FDIC.
STEPHENS INC., MEMBER NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISER:
NATIONSBANC ADVISORS, INC.
NATIONS FUNDS INVESTMENT SUB-ADVISERS:
TRADESTREET INVESTMENT ASSOCIATES, INC.,
GARTMORE GLOBAL PARTNERS AND BOATMEN'S
CAPITAL MANAGEMENT, INC.





---------------------

    NOT FDIC-
    INSURED

---------------------
  MAY LOSE VALUE
---------------------
 NO BANK GUARANTEE
---------------------

NATIONS FUNDS

DEAR SHAREHOLDER:
The capital markets, particularly the U.S. stock markets, have continued to surprise participants with solid investment returns through the first nine months of 1997. But as we had anticipated in January, the markets have become more volatile than in the previous two years. Stock investors have experienced more daily swings exceeding one percent of value than at any time in the 1990s. Bond investors have seen yields move up and down in a broad range for most of the year. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts.

Investors have continued to benefit from the outstanding economic conditions in the U.S. Employment is high and jobs are being produced at a 200,000-plus rate monthly. The growth rate for the U.S. economy has exceeded three percent in real terms (after inflation) for the past four quarters. Corporate profits are exceeding Wall Street estimates and should finish the year up about twelve percent, which would make 1997 a record sixth consecutive year of double-digit profit growth. Inflation is perhaps the biggest surprise of all: retail inflation has registered a benign 2.2 percent for the past year, and wholesale inflation has actually dropped over the same period.

As we have noted, investors have been the beneficiaries of strong economic and market conditions over the past three years. However, we do not subscribe to the notion that the historical business cycle has been "repealed." Indeed, we encourage investors to maintain reasonable expectations about the future. A recent national survey of 750 mutual fund investors conducted by Montgomery Asset Management found that those shareholders surveyed anticipated average annual returns of 34 percent on their investments over the next decade. Such results, roughly triple the average annual return from stocks over the past 60 years, demonstrate the strong exuberance in the marketplace and give us some cause for concern. We believe investors should temper their expectations of the future and enjoy the rewards of the recent past.

That being said, there is little on the horizon that would suggest trouble for investors as 1997 draws to a close. We believe that the pattern of the past several years will continue to hold true and should produce a reasonable investment environment as we move into the new year. The economy continues its vigorous pace, monetary policy is neutral, inflation is virtually absent, and the profit picture remains intact. However, any changes on any of these fronts could translate into market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' investment objectives.

Sincerely,

/s/ A. Max Walker                          /s/ Mark Williamson
A. Max Walker                              Mark Williamson
President and Chairman of the Board        President, NationsBanc Advisors, Inc.


September 30, 1997

ADDENDUM

Since the date of this report, equity markets worldwide have experienced enormous volatility sparked by events in the Pacific Rim. However, the U.S. economic picture remains positive -- fundamentals have not changed. Although we expect continued volatility, our long-term view of the domestic market remains intact.

November 26, 1997

NATIONS FUNDS
Nations Managed Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 99.3%
                AEROSPACE AND DEFENSE -- 1.9%
      15,470    Boeing Company..................   $    842,148
       1,500    EG&G Inc. ......................         31,031
         700    General Dynamics Corporation....         60,987
       3,000    Lockheed Martin Corporation.....        319,875
       1,500    Northrop Grumman Corporation....        182,063
       3,400    Raytheon Company................        201,025
       2,700    TRW Inc. .......................        148,163
       3,400    United Technologies
                  Corporation...................        275,400
                                                   ------------
                                                      2,060,692
                                                   ------------

                APPAREL AND TEXTILES -- 0.4%
       1,100    Fruit of the Loom Inc., Class
                  A+............................         30,937
       1,700    Liz Claiborne Inc. .............         93,394
       1,900    Nike Inc., Class B..............        100,700
         800    Springs Industries Inc. ........         42,000
       2,300    V.F. Corporation................        213,038
                                                   ------------
                                                        480,069
                                                   ------------

                AUTOMOBILE AND TRUCK MANUFACTURERS -- 2.1%
      10,100    Chrysler Corporation............        371,806
      19,800    Ford Motor Company..............        895,950
      11,800    General Motors Corporation......        789,862
       1,700    ITT Industries..................         56,419
       1,800    PACCAR, Inc. ...................        100,800
                                                   ------------
                                                      2,214,837
                                                   ------------

                AUTOMOBILE PARTS MANUFACTURERS -- 0.5%
       2,300    Dana Corporation................        113,562
         800    Eaton Corporation...............         73,900
         600    Echlin Inc. ....................         21,037
       2,500    Goodyear Tire & Rubber
                  Company.......................        171,875
       5,500    Navistar International
                  Corporation+..................        151,938
         700    Snap-On Inc. ...................         32,244
                                                   ------------
                                                        564,556
                                                   ------------

                BANKS -- 7.8%
       6,100    Banc One Corporation............        340,456
      12,600    BankAmerica Corporation.........        923,737
       2,200    BankBoston Corporation..........        194,563
       7,000    Bank of New York Inc. ..........        336,000
       2,400    Bankers Trust N.Y.
                  Corporation...................        294,000
       3,800    Barnett Banks Inc. .............        268,850
       6,500    Chase Manhattan Corporation.....        767,000
       7,300    Citicorp........................        977,744
       2,500    Comerica Inc. ..................        197,344
       1,500    CoreStates Financial
                  Corporation...................         99,281
       2,200    Fifth Third Bancorp.............        143,825
       6,100    First Chicago Corporation NBD...        459,025
      10,900    First Union Corporation.........        545,681
       3,800    Fleet Financial Group Inc. .....        249,137
       3,400    KeyCorp (New)...................        216,325
       5,600    Mellon Bank Corporation.........        306,600
       2,900    Morgan (J.P.) & Company Inc. ...        329,513
       3,100    National City Corporation.......        190,844
       6,100    Norwest Corporation.............        373,625
       6,100    PNC Bank Corporation............        297,756
       1,700    Republic New York Corporation...        193,163
       3,000    SunTrust Banks Inc. ............        203,813
       2,836    U.S. Bancorp....................        273,674
       2,600    Wachovia Corporation............        187,200
                                                   ------------
                                                      8,369,156
                                                   ------------

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                BEVERAGES -- 3.1%
       4,000    Anheuser-Busch Companies,
                  Inc. .........................   $    180,500
      32,400    Coca-Cola Company...............      1,974,375
       6,800    Coors (Adolph) Company,
                  Class B.......................        257,550
      19,800    PepsiCo Inc. ...................        803,138
       3,500    Seagram Company, Ltd. ..........        123,375
                                                   ------------
                                                      3,338,938
                                                   ------------

                BIO SPECIALTY PHARMACEUTICALS -- 0.2%
       3,500    Amgen Inc. .....................        167,781
                                                   ------------

                CHEMICALS -- BASIC -- 2.5%
       1,700    Air Products & Chemicals
                  Inc. .........................        140,993
       4,200    Dow Chemical Company............        380,887
      16,800    du Pont (E.I.) de Nemours &
                  Company.......................      1,034,250
         800    Eastman Chemical Company........         49,600
         600    Ecolab Inc. ....................         29,137
         500    FMC Corporation+................         44,375
         700    Goodrich (B.F.) Company.........         31,675
       1,000    Hercules, Inc. .................         49,750
         800    Mallinckrodt Inc. ..............         28,800
       4,900    Monsanto Company................        191,100
         500    Nalco Chemical Company..........         20,031
       3,000    PPG Industries, Inc. ...........        188,063
       2,700    Praxair Inc. ...................        138,206
       2,100    Rohm & Haas Company.............        201,469
       1,220    Solutia Inc.+...................         24,400
       2,700    Union Carbide Corporation.......        131,456
                                                   ------------
                                                      2,684,192
                                                   ------------

                CHEMICALS -- SPECIALTY -- 0.2%
         800    Avery Dennison Corporation......         32,000
       1,000    Grace (W.R.) & Company..........         73,625
       2,700    Morton International Inc.,
                  Industries....................         95,850
                                                   ------------
                                                        201,475
                                                   ------------

                COAL, GAS AND PIPELINE -- 0.2%
       4,300    Coastal Corporation.............        263,375
                                                   ------------
                COMPUTER RELATED -- 5.2%
         600    Ceridian Corporation+...........         22,200
       6,700    Cisco Systems, Inc.+............        489,519
      11,800    Compaq Computer Corporation+....        882,050
       5,500    Data General Corporation+.......        146,437
       5,000    Dell Computer Corporation+......        484,375
       3,000    Digital Equipment
                  Corporation+..................        129,937
       3,800    EMC Corporation+................        221,825
      12,900    Hewlett-Packard Company.........        897,356
       2,500    Honeywell, Inc. ................        167,969
      15,400    International Business Machines
                  Corporation...................      1,631,438
       3,600    Seagate Technology+.............        130,050
       5,500    Sun Microsystems Inc.+..........        257,469
       2,300    3Com Corporation+...............        117,875
                                                   ------------
                                                      5,578,500
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
    COMPUTER
 SERVICES --
        0.5%
       2,100    Automatic Data Processing
                  Inc. .........................   $    105,000
       5,300    Computer Associates
                  International Inc. ...........        380,606
         700    Computer Sciences
                  Corporation+..................         49,525
                                                   ------------
                                                        535,131
                                                   ------------

                COMPUTER SOFTWARE -- 2.4%
       1,100    Adobe Systems Inc. .............         55,412
      17,200    Microsoft Corporation+..........      2,275,775
       6,950    Oracle Systems Corporation+.....        253,241
                                                   ------------
                                                      2,584,428
                                                   ------------

                CONSTRUCTION -- 0.6%
       3,000    Case Corporation................        199,875
       3,000    Centex Corporation..............        175,125
       2,900    Crane Company...................        119,262
       1,700    Masco Corporation...............         77,881
         600    Owens-Corning Fiberglass
                  Corporation...................         21,900
       1,800    Sherwin-Williams Company........         52,988
                                                   ------------
                                                        647,031
                                                   ------------

                CONTAINERS -- 0.1%
         800    Crown Cork & Seal Inc. .........         36,900
       2,200    Owens-Illinois, Inc.+...........         74,663
                                                   ------------
                                                        111,563
                                                   ------------

                COSMETICS AND TOILETRY -- 1.8%
       2,700    Colgate-Palmolive Company.......        188,156
       5,900    Gillette Company................        509,243
      17,500    Procter & Gamble Company........      1,208,594
                                                   ------------
                                                      1,905,993
                                                   ------------

                DIVERSIFIED -- 1.9%
       4,300    Aeroquip-Vickers Inc. ..........        210,700
       7,800    AlliedSignal Inc. ..............        331,500
       3,300    Corning Inc. ...................        155,925
       2,700    Fortune Brands, Inc. ...........         90,956
       3,100    Loews Corporation...............        350,106
       4,000    Minnesota Mining & Manufacturing
                  Company.......................        370,000
       1,800    Tenneco Inc. ...................         86,175
       2,300    Textron, Inc. ..................        149,500
       3,600    Tyco International Ltd. ........        295,425
                                                   ------------
                                                      2,040,287
                                                   ------------

                DRUGS -- 5.3%
       1,200    ALZA Corporation+...............         34,800
       7,100    American Home Products
                  Corporation...................        518,300
      12,400    Bristol-Myers Squibb Company....      1,026,100
       6,300    Lilly (Eli) & Company...........        758,756
      16,100    Merck & Company Inc. ...........      1,608,994
      14,000    Pfizer, Inc. ...................        840,875
       8,300    Schering-Plough Corporation.....        427,450
       3,700    Warner-Lambert Company..........        499,269
                                                   ------------
                                                      5,714,544
                                                   ------------

                ELECTRIC POWER -- 2.8%
       3,100    American Electric Power Inc. ...        141,050
       3,100    Baltimore Gas & Electric
                  Company.......................         86,025
       2,200    Carolina Power & Light
                  Company.......................         79,062

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                ELECTRIC POWER -- (CONTINUED)
       3,100    Central & South West
                  Corporation...................   $     68,781
       2,500    CINergy Corporation.............         83,594
       3,500    Consolidated Edison Company
                  New York Inc..................        119,000
       2,900    Dominion Resources Inc. ........        109,837
       1,800    DTE Energy Company..............         54,787
       5,401    Duke Energy Corporation.........        267,012
       9,000    Edison International............        227,250
       3,300    Entergy Corporation, New........         86,006
       3,100    FPL Group Inc. .................        158,875
       4,600    GPU, Inc. ......................        165,025
       4,100    Houston Industries Inc. ........         89,175
       6,100    Niagara Mohawk Power
                  Corporation+..................         58,331
       1,800    Northern States Power
                  Corporation...................         89,550
       3,100    Ohio Edison Company.............         72,656
       4,200    PacifiCorp......................         93,975
       3,600    PECO Energy Company.............         84,375
       7,300    PG&E Corporation................        169,269
       3,000    PP&L Resources Inc. ............         65,625
       3,500    Public Service Enterprise
                  Group.........................         90,125
       9,800    Southern Company................        221,113
       3,502    Texas Utilities Company.........        126,072
       3,800    Unicom Corporation..............         88,825
       1,700    Union Electric Company..........         65,344
                                                   ------------
                                                      2,960,739
                                                   ------------

                ELECTRICAL EQUIPMENT -- 3.3%
       6,600    Emerson Electric Company........        380,325
      45,600    General Electric Company........      3,103,650
         700    Raychem Corporation.............         59,150
         600    Thomas & Betts Corporation......         32,775
                                                   ------------
                                                      3,575,900
                                                   ------------

                ELECTRONICS -- 1.6%
       3,200    AMP, Inc. ......................        171,400
       3,400    Applied Materials Inc.+.........        323,850
       1,700    Harris Corporation..............         77,775
       8,300    Motorola, Inc. .................        596,563
       4,700    National Semiconductor
                  Corporation+..................        192,700
       2,900    Rockwell International
                  Corporation...................        182,519
       2,300    Tektronix Inc. .................        155,106
                                                   ------------
                                                      1,699,913
                                                   ------------

                ENVIRONMENTAL -- 0.4%
       3,600    Browning-Ferris Industries
                  Inc. .........................        137,025
       2,900    Johnson Controls Inc. ..........        143,731
       3,300    Laidlaw Inc., Class B+..........         49,294
       2,100    LSI Logic Corporation+..........         67,463
         700    Safety-Kleen Corporation........         16,756
                                                   ------------
                                                        414,269
                                                   ------------

                EXPLORATION AND DRILLING -- 0.3%
       1,900    Burlington Resources Inc. ......         97,494
       2,700    Helmerich & Payne, Inc. ........        216,000
                                                   ------------
                                                        313,494
                                                   ------------

                FINANCIAL SERVICES -- 4.6%
       7,100    American Express Company........        581,312
       4,300    American General Corporation....        223,062
         700    Beneficial Corporation..........         53,331

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                FINANCIAL SERVICES -- (CONTINUED)
       1,700    Countrywide Credit
                  Industries, Inc. .............   $     61,944
      10,600    Dean Witter, Discover &
                  Company.......................        573,062
       9,800    Federal Home Loan Mortgage
                  Corporation...................        345,450
      15,400    Federal National Mortgage
                  Association...................        723,800
       2,200    Green Tree Financial
                  Corporation...................        103,400
       1,500    Household International Inc. ...        169,781
       2,500    Marsh & McLennan
                  Companies Inc. ...............        191,563
       3,700    MBNA Corporation................        149,850
       6,900    Merrill Lynch & Company Inc. ...        511,894
       4,300    Salomon Inc. ...................        323,263
       2,300    State Street Corporation........        140,156
         800    Transamerica Corporation........         79,600
      10,700    Travelers Group Inc. ...........        730,275
                                                   ------------
                                                      4,961,743
                                                   ------------

                FOOD PRODUCERS -- 2.1%
       8,160    Archer-Daniels-Midland
                  Company.......................        195,330
       4,200    Campbell Soup Company...........        205,800
       3,600    ConAgra Inc. ...................        237,600
       5,200    Heinz (H.J.) Company............        240,175
       2,100    Hershey Foods Corporation.......        118,650
       6,100    Kellogg Company.................        256,963
       2,000    Quaker Oats Company.............        100,750
         900    Ralston-Purina Group............         79,650
       7,100    Sara Lee Corporation............        365,650
       2,300    Unilever N.V., ADR..............        489,038
                                                   ------------
                                                      2,289,606
                                                   ------------

                FOOD RETAILERS -- 0.5%
       4,200    American Stores Company.........        102,375
       5,500    Fleming Companies, Inc. ........        100,719
       2,900    Great Atlantic & Pacific Tea
                  Inc. .........................         92,075
       3,500    Kroger Company+.................        105,656
       3,800    SuperValu Inc. .................        149,150
                                                   ------------
                                                        549,975
                                                   ------------

                FURNITURE AND APPLIANCES -- 0.5%
       1,800    Armstrong World Industries
                  Inc. .........................        120,712
         900    Black & Decker Corporation......         33,525
       3,000    Maytag Corporation..............        102,375
       2,300    Newell Company..................         92,000
         900    Stanley Works...................         38,700
       2,400    Whirlpool Corporation...........        159,150
                                                   ------------
                                                        546,462
                                                   ------------

                INSURANCE -- 3.9%
           1    Aegon N.V., ADR.................             80
       2,100    Aetna Inc. .....................        171,018
       8,000    Allstate Corporation............        643,000
      10,300    American International
                  Group, Inc. ..................      1,062,831
       2,500    Aon Corporation.................        132,187
       2,700    Chubb Corporation...............        191,869
       1,700    CIGNA Corporation...............        316,625
       2,700    Conseco Inc. ...................        131,794
       1,100    General Re Corporation..........        218,350
       2,500    Hartford Financial Services
                  Group, Inc. ..................        215,156

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                INSURANCE -- (CONTINUED)
         900    Jefferson-Pilot Corporation.....   $     71,100
       2,500    Lincoln National Corporation
                  Ltd. .........................        174,063
         800    MBIA, Inc. .....................        100,350
       1,500    MGIC Investment Corporation.....         85,969
       2,000    Providian Corporation...........         79,375
       1,700    SAFECO Corporation..............         90,100
         900    St. Paul Companies Inc. ........         73,406
       2,750    SunAmerica, Inc. ...............        107,766
       5,000    Torchmark Corporation...........        196,250
       1,500    UNUM Corporation................         68,438
       3,600    USF&G Corporation...............         82,575
                                                   ------------
                                                      4,212,302
                                                   ------------

                MACHINERY AND EQUIPMENT -- 2.3%
       7,200    Caterpillar Inc. ...............        388,350
       2,500    Cooper Industries Inc. .........        135,156
       2,500    Cummings Engine Inc. ...........        195,156
       5,200    Deere & Company.................        279,500
       1,700    Dover Corporation...............        115,387
         800    Grainger (W.W.), Inc. ..........         71,200
         800    Harnischfeger Industries
                  Inc. .........................         34,200
       4,900    Illinois Tool Works Inc. .......        245,000
       5,500    Ingersoll-Rand Company..........        236,844
       2,700    NACCO Industries, Inc., Class
                  A.............................        317,419
       4,500    Parker-Hannifin Corporation.....        202,500
       1,500    Thermo Electron Corporation+....         60,000
       5,500    Timken Company..................        220,344
                                                   ------------
                                                      2,501,056
                                                   ------------

                MEDIA -- 0.6%
       5,300    Comcast Corporation, Class A....        136,475
       8,300    Time Warner Inc. ...............        449,756
                                                   ------------
                                                        586,231
                                                   ------------

                MEDICAL PRODUCTS AND SUPPLIES -- 1.9%
       8,700    Abbott Laboratories.............        556,256
       2,400    Baxter International Inc. ......        125,400
       2,700    Becton, Dickinson & Company.....        129,262
       1,700    Guidant Corporation.............         95,200
      16,600    Johnson & Johnson...............        956,575
       3,300    Medtronic, Inc. ................        155,100
       1,000    United States Surgical
                  Corporation...................         29,188
                                                   ------------
                                                      2,046,981
                                                   ------------

                MEDICAL SERVICES -- 0.8%
       9,100    Beverly Enterprises+............        158,112
       9,800    Columbia/HCA Healthcare
                  Corporation...................        281,750
       4,600    HEALTHSOUTH Corporation+........        122,763
         900    Manor Care, Inc. ...............         29,925
       5,200    Tenet Healthcare Corporation+...        151,450
       2,200    United Healthcare Corporation...        110,000
                                                   ------------
                                                        854,000
                                                   ------------

                METALS AND MINING -- 0.9%
       3,600    Alcan Aluminum Ltd. ............        125,100
       2,700    Aluminum Company of America.....        221,400
       5,500    ASARCO Inc. ....................        176,000
       3,600    Cyprus Amax Minerals Company....         86,400
       2,600    Inco Ltd. ......................         65,163

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                METALS AND MINING -- (CONTINUED)
       2,100    Phelps Dodge Corporation........   $    163,013
         900    Reynolds Metals Company.........         63,731
                                                   ------------
                                                        900,807
                                                   ------------

                OFFICE EQUIPMENT -- 0.6%
       2,500    Moore Corporation Ltd. .........         47,500
       2,300    Pitney Bowes Inc. ..............        191,331
       4,600    Xerox Corporation...............        387,263
                                                   ------------
                                                        626,094
                                                   ------------


                OIL -- DOMESTIC -- 2.8%
       3,000    Amerada Hess Corporation........        185,062
       7,300    Amoco Corporation...............        703,537
       1,700    Ashland Oil, Inc. ..............         92,437
       5,700    Atlantic Richfield Company......        486,994
       2,300    Kerr-McGee Corporation..........        158,269
         500    Louisiana Land & Exploration
                  Company.......................         39,156
       7,300    Occidental Petroleum
                  Corporation...................        189,344
       2,500    Oryx Energy Company+............         63,594
       2,500    Pennzoil Company................        199,219
       4,600    Phillips Petroleum Company......        237,475
       5,100    Sun Company, Inc. ..............        223,444
       3,600    Unocal Corporation..............        155,700
       7,300    USX-Marathon Group..............        271,469
                                                   ------------
                                                      3,005,700
                                                   ------------

                OIL -- INTERNATIONAL -- 6.0%
      10,700    Chevron Corporation.............        890,106
      35,700    Exxon Corporation...............      2,287,031
      11,200    Mobil Corporation...............        828,800
      31,600    Royal Dutch Petroleum Company,
                  ADR...........................      1,753,800
       8,300    Texaco Inc. ....................        509,931
       4,100    Union Pacific Resources
                  Group Inc. ...................        107,369
                                                   ------------
                                                      6,377,037
                                                   ------------

                OIL SERVICES -- 1.2%
       3,100    Baker Hughes Inc. ..............        135,625
       3,100    Dresser Industries, Inc. .......        133,300
       2,700    Enron Corporation...............        103,950
       3,300    Halliburton Company.............        171,600
       2,900    Rowan Companies Inc.+...........        103,313
       7,200    Schlumberger Ltd. ..............        606,150
         700    Western Atlas, Inc.+............         61,600
                                                   ------------
                                                      1,315,538
                                                   ------------

                PAPER AND FOREST
                  PRODUCTS -- 1.5%
         700    Boise Cascade Corporation.......         29,444
       1,700    Champion International
                  Corporation...................        103,594
       6,600    Fort James Corporation..........        302,362
       1,400    Georgia-Pacific Corporation.....        146,125
       4,200    International Paper Company.....        231,263
       6,700    Kimberly-Clark Corporation......        327,881
         700    Mead Corporation................         50,575
         900    Potlatch Corporation............         45,281
         500    Temple-Inland Inc. .............         32,000
         800    Union Camp Corporation..........         49,350
       2,500    Westvaco Corporation............         90,156

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                PAPER AND FOREST PRODUCTS -- (CONTINUED)
       2,900    Weyerhaeuser Company............   $    172,188
       1,000    Willamette Industries Inc. .....         38,250
                                                   ------------
                                                      1,618,469
                                                   ------------

                PHOTO AND OPTICAL -- 0.3%
       5,000    Eastman Kodak Company...........        324,687
                                                   ------------

                PRINTING AND PUBLISHING -- 1.0%
       3,400    American Greetings Corporation,
                  Class A.......................        125,375
         700    Dow Jones & Company Inc. .......         32,725
       2,500    Dun & Bradstreet Corporation....         70,937
       2,500    Gannett Company, Inc. ..........        269,844
         700    Harcourt General Inc. ..........         34,694
         900    Knight-Ridder Inc. .............         49,163
         700    McGraw-Hill Companies, Inc. ....         47,381
         700    Meredith Corporation............         23,188
       3,800    New York Times Company,
                  Class A.......................        199,500
       1,700    Times Mirror Company, Class A...         93,394
       1,700    Tribune Company.................         90,631
                                                   ------------
                                                      1,036,832
                                                   ------------

                PROFESSIONAL SERVICES -- 0.2%
       1,050    Interpublic Group of
                  Companies, Inc. ..............         53,878
       3,600    Service Corporation
                  International.................        115,875
                                                   ------------
                                                        169,753
                                                   ------------

                RECREATION -- 1.3%
       2,500    Brunswick Corporation...........         88,125
       9,800    Disney (Walt) Company...........        790,125
         700    Fleetwood Enterprises, Inc. ....         23,494
         700    Harrah's Entertainment Inc.+....         15,706
       1,700    Hasbro Inc. ....................         47,813
       3,000    King World Productions Inc. ....        129,750
       2,800    Mattel, Inc. ...................         92,750
       4,900    Viacom Inc., Class B+...........        154,963
                                                   ------------
                                                      1,342,726
                                                   ------------

                RESTAURANTS AND LODGING -- 1.1%
       3,800    Darden Restaurants Inc. ........         43,937
       2,400    HFS Inc.+.......................        178,650
       3,400    Hilton Hotels Corporation.......        114,538
       2,500    ITT Corporation+................        169,375
       2,200    Marriot International Inc. .....        156,338
       8,800    McDonald's Corporation..........        419,100
       2,500    Wendy's International Inc. .....         53,125
                                                   ------------
                                                      1,135,063
                                                   ------------

                RETAIL -- DISCOUNT -- 1.9%
      15,500    Kmart Stores Corporation+.......        217,000
       1,700    Rite Aid Corporation............         94,244
       6,600    TJX Companies Inc. .............        201,713
       4,100    Toys R Us Inc.+.................        145,550
      32,900    Wal-Mart Stores Inc. ...........      1,204,963
       5,600    Woolworth Corporation+..........        123,900
                                                   ------------
                                                      1,987,370
                                                   ------------

                RETAIL -- GENERAL -- 1.6%
       5,800    Costco Companies, Inc.+.........        218,225
       5,400    Dayton Hudson Corporation.......        323,662

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                RETAIL -- GENERAL -- (CONTINUED)
       4,200    Dillard Department Stores Inc.,
                  Class A.......................   $    184,012
       5,500    Federated Department Stores
                  Inc.+.........................        237,187
       3,400    May Department Stores Company...        185,300
         700    Mercantile Stores Inc. .........         44,056
       2,700    Penney (J.C.) Company Inc. .....        157,275
       5,600    Sears, Roebuck & Company........        318,850
                                                   ------------
                                                      1,668,567
                                                   ------------

                RETAIL -- SPECIALTY -- 1.3%
       3,500    CUC International, Inc.+........        108,500
       2,400    CVS Corporation.................        136,500
       2,700    Gap Inc. .......................        135,169
      10,600    Home Depot, Inc. ...............        552,525
       3,000    Limited Inc. ...................         73,313
       2,900    Lowe's Companies, Inc. .........        112,738
       1,400    Tandy Corporation...............         47,075
       7,400    Walgreen Company................        189,625
                                                   ------------
                                                      1,355,445
                                                   ------------

                SAVINGS AND LOANS -- 0.7%
       3,800    Ahmanson (H.F.) & Company.......        215,887
       2,500    Golden West Financial
                  Corporation...................        224,375
       3,600    Washington Mutual, Inc. ........        251,100
                                                   ------------
                                                        691,362
                                                   ------------

                SEMICONDUCTORS -- 2.5%
       2,500    Advanced Micro Devices Inc.+....         81,406
      22,900    Intel Corporation...............      2,113,956
       3,600    Micron Technology, Inc.+........        124,875
       2,900    Texas Instruments Inc. .........        391,863
                                                   ------------
                                                      2,712,100
                                                   ------------

                STEEL -- 0.6%
       1,500    Allegheny Teledyne Inc. ........         42,937
      10,400    Bethlehem Steel Corporation+....        107,250
      10,100    Inland Steel Industries,
                  Inc. .........................        220,938
         700    Nucor Corporation...............         36,881
       6,100    USX-U.S. Steel Group............        211,975
                                                   ------------
                                                        619,981
                                                   ------------

                TELECOMMUNICATIONS -- 1.4%
       3,700    AirTouch Communications,
                  Inc.+.........................        131,118
       9,400    Lucent Technologies.............        764,925
       4,100    Northern Telecommunications,
                  Ltd. .........................        426,144
       2,600    Tellabs, Inc.+..................        133,900
                                                   ------------
                                                      1,456,087
                                                   ------------

                TOBACCO -- 1.3%
      33,700    Philip Morris Companies Inc. ...      1,400,656
                                                   ------------

                TRANSPORTATION -- AIRLINES -- 0.8%
       2,700    AMR Corporation+................        298,856
       2,500    Delta Air Lines, Inc. ..........        235,469
       5,600    Southwest Airlines Company......        178,850
       3,600    US Airways Group Inc.+..........        148,950
                                                   ------------
                                                        862,125
                                                   ------------

                TRANSPORTATION -- RAILROADS -- 0.8%
       2,900    Burlington Northern
                  Santa Fe Inc. ................        280,212
       3,800    CSX Corporation.................        222,300
       1,700    Norfolk Southern Corporation....        175,525
       3,600    Union Pacific Corporation.......        225,450
                                                   ------------
                                                        903,487
                                                   ------------

                                                      VALUE
   SHARES                                            (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                TRUCKING AND SHIPPING -- 0.7%
       5,300    Caliber Systems, Inc. ..........   $    287,525
       3,800    Federal Express Corporation+....        304,000
       3,000    Ryder Systems Inc. .............        107,813
                                                   ------------
                                                        699,338
                                                   ------------

                UTILITIES -- NATURAL GAS -- 0.5%
         700    Columbia Gas Systems Inc. ......         49,000
       1,400    Consolidated Natural Gas
                  Company.......................         81,462
         700    NICOR Inc. .....................         26,250
         900    ONEOK Inc. .....................         29,363
       3,800    Pacific Enterprises.............        128,725
       3,000    People's Energy Corporation.....        113,063
         800    Sonat, Inc. ....................         40,700
       2,300    Williams Companies Inc. ........        107,669
                                                   ------------
                                                        576,232
                                                   ------------

                UTILITIES -- TELEPHONE -- 5.8%
       3,100    ALLTEL Corporation..............        106,950
       8,200    Ameritech Corporation...........        545,300
      23,800    AT&T Corporation................      1,054,637
      12,329    Bell Atlantic Corporation.......        991,714
      15,300    BellSouth Corporation...........        707,625
      14,200    GTE Corporation.................        644,325
       9,800    MCI Communications
                  Corporation...................        287,875
      13,600    SBC Communications Inc. ........        834,700
       6,300    Sprint Corporation..............        315,000
       7,100    U.S. West Inc. .................        273,350
      12,700    WorldCom Inc.+..................        449,263
                                                   ------------
                                                      6,210,739
                                                   ------------

                WASTE DISPOSAL -- 0.2%
       5,300    Waste Management Inc. ..........        185,169
                                                   ------------
                TOTAL COMMON STOCKS
                  (Cost $86,400,242)............    106,156,583
                                                   ============
 PRINCIPAL
   AMOUNT
 =========
U.S. TREASURY BILL -- 0.1%
  (Cost $99,385)
    $100,000    5.150%** 11/13/1997.............         99,385
                                                   ============
                TOTAL SECURITIES
                  (Cost $86,499,627)............    106,255,968
                                                   ============
REPURCHASE AGREEMENT -- 3.9%
  (Cost $4,191,000)
   4,191,000    Agreement with Smith Barney,
                  5.480% dated 09/30/97, to be
                  repurchased at $4,191,640 on
                  10/01/97, collateralized by:
                  $1,784,626 U.S. Treasury Note,
                  7.375% due 11/15/97; $486,865
                  U.S. Treasury Bond, 11.250%
                  due 02/15/15; $1,254,547
                  Resolution Funding Corp.
                  Strips, Principal Only, due
                  04/15/05; $899,722 GNMA,
                  6.000% due 05/20/27...........      4,191,000
                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      VALUE
                                                     (NOTE 1)
---------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $90,690,627*)..................   103.3%   $110,446,968
OTHER ASSETS AND LIABILITIES               (3.3)     (3,481,030)
  (NET)................................
                                          -----    ------------
NET ASSETS.............................   100.0%   $106,965,938
                                          =====    ============

---------------
 * Aggregate cost for Federal tax purposes.
** Rate represents annualized yield at date of purchase.
 + Non-income producing security.

ABBREVIATION:

ADR     American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 95.6%
               AEROSPACE AND DEFENSE -- 0.5%
      4,400    AAR Corporation...................   $   146,850
      4,600    BE Aerospace, Inc.+...............       165,600
      7,600    Orbital Sciences Corporation+.....       186,200
                                                     ----------
                                                        498,650
                                                     ----------

               AMMUNITION -- 0.4%
      5,400    Alliant Techsystems, Inc.+........       347,962
                                                     ----------

               APPAREL AND TEXTILES -- 2.7%
      3,200    Brown Group Inc. .................        58,200
      5,800    Cone Mills Corporation+...........        48,212
     16,400    Delta Woodside Industries,
                 Inc. ...........................        99,425
      4,400    G & K Services Inc. ..............       152,900
      7,000    Galey & Lord Inc.+................       132,125
     11,300    Guilford Mills Inc. ..............       293,800
      8,900    Hartmarx Corporation+.............        76,762
      5,200    Johnson Industries Inc. ..........        30,225
      8,400    Mohawk Industries Inc.+...........       229,950
      8,600    Nautica Enterprises Inc.+.........       241,875
      6,500    Osh Kosh B'Gosh, Class A..........       169,812
      5,100    Oxford Industries Inc. ...........       172,762
      6,400    Phillips-Van Heusen Corporation...       101,200
      8,300    Pillowtex Corporation.............       236,550
      3,900    St. John Knits Inc. ..............       175,256
      2,700    Timberland Company, Class A+......       215,325
     15,700    Tultex Corporation+...............        94,200
                                                     ----------
                                                      2,528,579
                                                     ----------

               AUTOMOBILE AND TRUCK MANUFACTURERS -- 0.1%
      3,900    Spartan Motors, Inc. .............        28,762
      2,400    Walbro Corporation................        52,500
                                                     ----------
                                                         81,262
                                                     ----------

               AUTOMOBILE PARTS MANUFACTURERS -- 1.6%
      3,100    Breed Technologies Inc. ..........        74,400
      7,700    Intermet Corporation..............       134,750
      6,300    Myers Industries Inc. ............       103,950
      4,700    Simpson Industries................        54,344
      4,700    SPX Corporation...................       275,537
      4,400    Standard Motor Products...........       102,850
      8,600    Standard Products Company.........       226,288
     16,000    TBC Corporation+..................       151,000
     10,200    Titan Wheel International Inc. ...       204,000
      5,200    Wynn's International, Inc. .......       172,900
                                                     ----------
                                                      1,500,019
                                                     ----------

               BANKS -- 4.6%
          1    Banc One Corporation..............            56
      4,814    Banker's Trust New York Corporation.     589,715
      5,100    CCB Financial Corporation.........       411,187
      5,100    Cullen Frost Bankers Inc. ........       241,612
     11,000    Deposit Guaranty Corporation......       366,438
      5,200    FirstBank of Puerto Rico..........       169,000
      9,100    First Financial Corporation
                 (Wisconsin).....................       309,969
     17,000    FirstMerit Corporation............       459,000
      8,100    Magna Group, Inc. ................       319,444
      9,800    Provident Financial Corporation...       463,662
      3,500    RCSB Financial Inc. ..............       190,750
      4,700    U.S. Trust Corporation............       264,962
     14,700    Zions Bancorporation..............       551,250
                                                     ----------
                                                      4,337,045
                                                     ----------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               BASIC INDUSTRIES -- 0.4%
      5,200    Commercial Metals.................   $   166,075
      4,400    Dravo Corporation+................        52,250
      4,300    Greenfield Industries.............       123,625
      3,300    Shorewood Packaging
                 Corporation+....................        78,788
                                                     ----------
                                                        420,738
                                                     ----------

               BEVERAGES -- 0.4%
      6,700    Canandaigua Brands, Inc.+.........       315,737
      1,500    Coca-Cola Company.................        86,250
                                                     ----------
                                                        401,987
                                                     ----------


               BROADCASTING/ADVERTISING -- 0.3%
      5,200    True North Communications.........       129,025
      4,100    Westwood One, Inc.+...............       130,175
                                                     ----------
                                                        259,200
                                                     ----------

               BUILDING MATERIALS -- 1.9%
      6,900    BMC West Corporation+.............       219,506
      3,200    Building Material Holding Corporation     41,800
      1,700    Butler Manufacturing Company......        57,375
     11,500    Champion Enterprises Inc.+........       219,938
      3,600    Hughes Supply, Inc. ..............       108,675
      4,700    Lone Star Industries..............       253,800
      5,400    Medusa Corporation................       257,175
      6,600    Republic Group Inc. ..............       123,750
      3,300    Skyline Corporation...............        98,587
      7,300    Texas Industries Inc. ............       309,794
      9,000    Universal Forest Products.........       157,500
                                                     ----------
                                                      1,847,900
                                                     ----------

               BUSINESS SERVICES -- 0.1%
      3,300    New England Business Service,
                 Inc. ...........................       105,600
                                                     ----------

               CHEMICALS -- BASIC -- 0.9%
      4,700    Cambrex Corporation...............       219,138
      7,700    Mississippi Chemical
                 Corporation.....................       150,150
      7,100    The Scotts Company+...............       186,375
      4,700    Tredegar Industries, Inc. ........       330,175
                                                     ----------
                                                        885,838
                                                     ----------

               CHEMICALS -- SPECIALTY -- 1.0%
      2,400    Chemed Corporation................        92,400
      3,900    ChemFirst Inc.+...................        97,988
     10,900    Geon Company......................       223,450
      5,200    Lilly Industries, Inc., Class A...       109,200
      4,400    McWhorter Technologies, Inc.+.....       110,550
      5,200    OM Group, Inc. ...................       207,675
      1,500    Penwest LTD.......................        53,625
      4,100    Quaker Chemical Corporation.......        76,875
                                                     ----------
                                                        971,763
                                                     ----------

               COMMERCIAL SERVICES -- 0.6%
      3,900    Billing Information Concepts
                 Corporation+....................       136,500
      2,200    Central Parking Corporation.......       103,400
      5,700    Insurance Auto Auctions, Inc.+....        71,250
      9,400    Interim Services+.................       264,375
      1,500    NFO Research Inc.+................        41,250
                                                     ----------
                                                        616,775
                                                     ----------

               COMPUTER RELATED -- 2.7%
      4,800    American Management Systems, Inc.+..      91,800
      8,300    BancTec, Inc.+....................       220,987

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               COMPUTER RELATED -- (CONTINUED)
      4,400    BISYS Group, Inc.+................   $   141,350
      5,200    Chips and Technologies, Inc.+.....        83,200
      6,100    Comverse Technology, Inc.+........       321,775
      2,700    Henry Jack & Associates...........        71,212
     16,600    Keane Inc.+.......................       527,050
      1,500    Kronos, Inc.+.....................        38,812
      6,800    National Computer Systems Inc. ...       240,550
     11,100    Read-Rite Corporation+............       271,950
      3,300    Standard Microsystems
                 Corporation+....................        56,719
     10,300    Tech Data Corporation+............       473,800
      4,000    Wall Data Inc.+...................        77,000
                                                     ----------
                                                      2,616,205
                                                     ----------

               COMPUTER SERVICES -- 0.7%
      5,200    Acxiom Corporation+...............        90,675
      4,600    Ciber, Inc.+......................       217,350
      5,500    Gerber Scientific, Inc. ..........       133,031
      8,600    Primark Corporation+..............       254,238
                                                     ----------
                                                        695,294
                                                     ----------

               COMPUTER SOFTWARE -- 0.7%
      5,400    Auspex Systems Inc.+..............        66,825
      3,900    Hyperion Software Corporation+....       121,631
     12,600    Platinum Technology
                 Incorporated+...................       270,900
      9,400    Viewlogic Systems, Inc.+..........       223,838
                                                     ----------
                                                        683,194
                                                     ----------

               CONSTRUCTION -- 2.0%
     10,100    Apogee Enterprises Inc. ..........       247,450
      1,500    Continental Homes Holding
                 Corporation.....................        43,969
     16,300    M.D.C. Holdings, Inc. ............       161,981
     11,600    Morrison Knudsen Corporation+.....       140,650
      5,500    Ryland Group Inc. ................        97,625
      3,500    Southern Energy Homes+............        36,969
     11,400    Standard Pacific Corporation......       119,700
      5,400    Stone & Webster, Inc. ............       296,325
      4,500    TJ International Inc. ............       115,031
     13,400    Toll Brothers, Inc.+..............       311,550
      7,300    U.S. Home Corporation+............       281,962
                                                     ----------
                                                      1,853,212
                                                     ----------

               CONSUMER GOODS -- DURABLE -- 1.8%
      4,800    Boole & Babbage Inc.+.............       138,000
     11,100    Fedders Corporation...............        66,600
     12,500    Kaman Corporation, Class A........       229,688
      4,400    La-Z Boy Inc. ....................       162,800
     10,300    Oakwood Homes Corporation.........       292,262
      5,300    Royal Appliance Manufacturing
                 Company+........................        46,375
      8,200    Russ Berrie & Company, Inc. ......       239,850
     11,000    Smithfield Foods, Inc.+...........       330,000
      7,500    Thomas Industries Inc. ...........       225,000
                                                     ----------
                                                      1,730,575
                                                     ----------

               CONSUMER GOODS -- NON-DURABLE -- 1.6%
      3,900    ABM Industries Inc. ..............       103,106
      7,200    ADVO Inc. ........................       131,400
      1,500    Angelica Corporation..............        29,812
      6,100    Fieldcrest Cannon Inc.+...........       210,450
      1,700    GoodMark Foods Inc. ..............        29,112
      9,000    Kellwood Company..................       318,938

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               CONSUMER GOODS -- NON-DURABLE -- (CONTINUED)
      5,200    Paragon Trade Brands, Inc+........   $    96,525
      1,700    Plenum Publishing Corporation.....        81,600
     10,000    Richfood Holdings Inc. ...........       259,375
      8,900    Wolverine World Wide Inc. ........       224,725
                                                     ----------
                                                      1,485,043
                                                     ----------

               CONTAINERS/PACKAGING -- 0.3%
      5,700    AptarGroup, Inc. .................       318,844
                                                     ----------
               CONVENIENCE STORE -- 0.2%
      8,600    Casey's General Stores Inc. ......       211,775
                                                     ----------
               COSMETICS AND TOILETRY -- 0.2%
      3,900    Nature's Sunshine Products
                 Inc. ...........................        92,138
      5,200    NBTY, Inc.+.......................       109,850
                                                     ----------
                                                        201,988
                                                     ----------

               DIVERSIFIED -- 1.2%
        200    Core Industries, Inc. ............         5,000
      7,000    Figgie International, Inc., Class
                 A+..............................       103,250
      7,700    Justin Industries Inc. ...........       103,469
      8,900    Sierra Pacific Resources..........       285,356
      6,000    SPS Technologies, Inc.+...........       282,000
      3,200    Standex International
                 Corporation.....................       100,800
      5,400    Triarc Companies, Inc.+...........       108,675
      4,200    Zero Corporation..................       118,912
                                                     ----------
                                                      1,107,462
                                                     ----------

               DRUGS -- 0.6%
      4,400    Cygnus, Inc.+.....................        86,900
      8,300    ICN Pharmacy Services, Inc.+......       408,256
      2,400    U.S. Bioscience, Inc.+............        27,300
                                                     ----------
                                                        522,456
                                                     ----------

               ELECTRIC POWER -- 0.8%
      3,900    Bangor HydroElectric Company......        20,719
      4,400    Central Vermont Public Service....        58,300
      3,300    CILCORP, Inc. ....................       137,981
      5,900    Commonwealth Energy System
                 Companies.......................       159,300
      3,900    Eastern Utilities Association.....        77,756
      3,200    Green Mountain Power
                 Corporation.....................        60,400
      5,000    TNP Enterprises, Inc. ............       125,625
      3,200    United Illuminating Company.......       116,600
                                                     ----------
                                                        756,681
                                                     ----------

               ELECTRICAL EQUIPMENT -- 2.1%
      3,300    Fluke Corporation.................       178,200
      8,900    KEMET Corporation+................       270,338
      6,800    Kent Electronics Corporation+.....       268,600
      5,400    Kulicke & Soffa Industries,
                 Inc.+...........................       250,088
     12,700    Microchip Technology Inc.+........       573,484
      3,900    Pacific Scientific Co.............        64,350
      5,200    Park Electrochemical
                 Corporation.....................       150,800
     11,300    Rexel, Inc.+......................       242,950
                                                     ----------
                                                      1,998,810
                                                     ----------

               ELECTRONICS -- 3.4%
      6,200    Bell Industries Inc.+.............       104,625
      5,200    Benchmark Electronics, Inc.+......       146,575
      7,500    Checkpoint Systems, Inc.+.........       109,688
      2,400    Cyrix Corporation+................        80,400
      5,900    Dallas Semiconductor
                 Corporation.....................       264,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               ELECTRONICS -- (CONTINUED)
      4,400    Dynatech Corporation+.............   $   180,675
      3,300    Harmon Industries, Inc. ..........        87,450
      1,500    InterVoice, Inc.+.................        15,188
      8,100    Methode Electronics, Inc. ........       208,575
      3,900    Oak Industries, Inc.+.............       105,788
      7,600    PictureTel Corporation+...........        78,850
      9,300    Pioneer Standard Electronics......       159,844
      4,200    Sanmina Corporation+..............       363,562
      6,100    Tracor Inc.+......................       187,575
      1,700    Three Five Systems, Inc.+.........        37,400
      1,400    Unitrode Corporation+.............       103,775
      8,300    Vitesse Semiconductor
                 Corporation+....................       411,369
     15,500    VLSI Technology, Inc.+............       537,656
                                                     ----------
                                                      3,183,020
                                                     ----------

               ENERGY -- 1.7%
      7,500    Barrett Resources Corporation+....       292,031
      4,700    Box Energy Corporation, Class B,
                 (non-voting)+...................        37,600
      8,700    Camco International Inc. .........       606,825
      9,600    Dames & Moore Inc. ...............       126,000
     12,200    Tuboscope Vetco International
                 Corporation+....................       382,775
      7,700    Wiser Oil Company.................       131,862
                                                     ----------
                                                      1,577,093
                                                     ----------

               ENVIRONMENTAL -- 0.4%
      3,900    Clarcor Inc. .....................       111,637
      1,500    IMCO Recycling, Inc. .............        28,219
      3,900    Ionics, Inc.+.....................       172,819
      1,900    TETRA Technologies, Inc.+.........        43,938
                                                     ----------
                                                        356,613
                                                     ----------

               FINANCIAL SERVICES -- 8.0%
      8,700    AMRESCO Inc.+.....................       322,987
      7,200    Astoria Financial Corporation.....       362,250
      5,400    Centura Banks Inc. ...............       297,338
     11,500    Charter One Financial, Inc. ......       679,938
      5,800    CMAC Investment Corporation.......       311,025
      7,000    Commercial Federal Corporation....       329,875
      7,300    Eaton Vance Corporation (non-voting)     260,975
      5,600    Enhance Financial Services
                 Group...........................       306,600
      8,300    First Commercial Corporation......       398,400
      6,120    First Michigan Bank Corporation...       253,215
      4,400    Gallagher (Arthur J.) & Company...       163,900
      3,000    Interra Financial, Inc. ..........       180,188
      2,400    JSB Financial Inc. ...............       117,450
     12,300    Keystone Financial Inc. ..........       464,325
      6,933    Legg Mason Inc. ..................       365,733
      4,600    Mutual Risk Management............       233,738
      9,000    National Auto Credit Inc.+........        72,562
      5,600    North American Mortgage Company...       161,000
      4,900    Onbancorp Inc. ...................       280,525
      3,900    Piper Jaffray Companies Inc. .....       119,194
      5,800    Quick & Reilly Group, Inc. .......       217,138
      7,600    Raymond James Financial Inc. .....       273,600
      7,600    Riggs National Corporation........       179,075
      3,200    SEI Investment Company............       105,600
     11,700    St. Paul Bancorp Inc. ............       292,500
     10,100    TCF Financial Corporation.........       590,219
      4,400    Whitney Holding Corporation.......       207,900
                                                     ----------
                                                      7,547,250
                                                     ----------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               FOOD PRODUCERS -- 0.9%
     19,100    Chiquita Brands International
                 Inc. ...........................   $   307,988
      8,200    DEKALB Genetics Corporation, Class
                 B...............................       363,875
     11,500    J&J Snack Foods Corporation+......       186,875
                                                     ----------
                                                        858,738
                                                     ----------

               FOOD RETAILERS -- 1.0%
      9,100    Earthgrains Company...............       391,300
      8,300    Nash Finch Corporation............       197,125
      5,900    Rykoff-Sexton, Inc. ..............       152,662
      4,800    Whole Foods Market, Inc.+.........       185,400
                                                     ----------
                                                        926,487
                                                     ----------

               FURNITURE AND APPLIANCES -- 0.8%
      3,300    Bassett Furniture.................        94,050
     10,400    Ethan Allen Interiors Inc. .......       322,400
      8,600    Interface Inc. ...................       250,475
      4,400    Juno Lighting Inc. ...............        75,350
      1,500    Rival Company.....................        24,000
                                                     ----------
                                                        766,275
                                                     ----------

               GAS AND ELECTRIC -- 0.5%
      5,600    Central Hudson Gas & Electric.....       200,550
      3,800    Interstate Power Company..........       120,175
      5,300    Orange and Rockland Utilities,
                 Inc. ...........................       197,756
                                                     ----------
                                                        518,481
                                                     ----------

               HEALTH CARE SERVICES -- 1.5%
      5,400    Ballard Medical Products..........       130,275
      5,200    Coherent, Inc.+...................       287,950
      3,300    Envoy Corporation+................        94,256
      8,100    GranCare Inc.+....................        95,681
     19,300    Omnicare, Inc. ...................       627,250
     10,300    Rotech Medical Corporation........       198,275
                                                     ----------
                                                      1,433,687
                                                     ----------

               INSURANCE -- 4.5%
      6,800    ALLIED Group Inc. ................       345,525
     12,800    American Bankers Insurance Group
                 Inc. ...........................       467,200
      5,200    Capital Re Corporation............       317,200
      2,400    Executive Risk Inc. ..............       164,100
      3,400    Hilb, Rogal and Hamilton
                 Company.........................        62,475
      8,100    Fidelity National Financial
                 Inc. ...........................       191,869
      4,700    First American Financial
                 Corporation.....................       282,000
      8,900    Fremont General Corporation.......       424,975
      7,300    Frontier Insurance Group Inc. ....       277,400
      4,400    Life Re Corporation...............       232,100
      9,400    Orion Capital Corporation.........       425,938
      7,600    Protective Life Corporation.......       383,800
      5,200    Selective Insurance Group.........       267,800
      4,000    Sierra Health Services+...........       146,500
      3,000    Trenwick Group Inc. ..............       113,250
      5,300    Washington National Corporation...       171,919
                                                     ----------
                                                      4,274,051
                                                     ----------

               IRON/STEEL -- 0.2%
      7,400    Birmingham Steel Corporation......       128,112
      5,200    Northwestern Steel & Wire Company+        17,875
                                                     ----------
                                                        145,987
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               MACHINERY AND EQUIPMENT -- 1.9%
     12,600    Astec Industries..................   $   212,625
      5,600    Baldor Electric Company...........       170,450
      4,600    Blount International Corporation,
                 Class A.........................       232,012
      3,200    Flow International Corporation+...        34,800
      7,600    Global Industrial Technologies
                 Inc.+...........................       157,225
      4,700    Kuhlman Corporation...............       169,200
      3,300    Lindsay Manufacturing Company.....       141,075
      4,900    Manitowoc Inc. ...................       174,869
      8,750    Paxar Corporation+................       172,266
      5,200    Regal Beloit......................       159,900
      5,100    Robbins & Meyers, Inc. ...........       196,350
                                                     ----------
                                                      1,820,772
                                                     ----------

               MANUFACTURING -- 1.5%
      4,300    Belden Inc. ......................       162,056
      4,900    Cognex Corporation+...............       161,088
     13,200    Dixie Group Inc.+.................       178,200
      7,400    Griffon Corporation+..............       120,250
      5,200    Insteel Industries, Inc. .........        41,275
      3,700    Innovex, Inc. ....................       119,325
      3,400    Integrated Circuit Systems,
                 Inc.+...........................       125,800
      3,600    Mycogen Corporation+..............        84,600
     10,000    Network General Corporation+......       193,750
      7,300    O'Sullivan Corporation+...........        78,475
      2,800    Trimble Navigation Limited Designs+       54,950
      5,000    Vicor Corporation+................       145,000
                                                     ----------
                                                      1,464,769
                                                     ----------

               MEDICAL PRODUCTS AND SUPPLIES -- 1.6%
      5,300    IDEXX Laboratories Inc.+..........        88,775
      3,300    Mentor Corporation (Minnesota)....       104,775
      7,500    Owens & Minor Inc. (New)..........       106,875
      5,300    Patterson Dental Company+.........       214,650
      4,600    Respironics, Inc.+................       126,500
      3,100    Safeskin Corporation+.............       137,562
      5,300    Sola International, Inc.+.........       181,856
      1,500    SpaceLabs Medical, Inc.+..........        32,812
      7,400    STERIS Corporation+...............       304,325
      7,200    Summit Technology Incorporated....        53,100
      3,200    Sunrise Medical, Inc.+............        50,000
      4,700    Tecnol Medical Products, Inc.+....        94,588
      3,200    Vital Signs, Inc. ................        57,600
        300    Zoll Medical Corporation+.........         2,100
                                                     ----------
                                                      1,555,518
                                                     ----------

               MEDICAL SERVICES -- 3.5%
      4,400    ADAC laboratories Designs.........        82,225
      7,900    Cerner Corporation................       189,106
      3,900    Express Scripts, Inc., Class A+...       210,112
      8,600    Genesis Health Ventures+..........       334,862
      9,900    Integrated Health Services
                 Inc. ...........................       331,031
      5,900    Invacare Corporation..............       138,650
      7,700    Lincare Holdings Inc.+............       388,369
      5,700    Living Centers of America,
                 Inc.+...........................       232,275
      7,100    Magellan Health Services Inc.+....       225,425
      7,000    Mariner Health Group, Inc.+.......       110,250
     11,100    PhyCor Inc.+......................       322,594
      4,300    Protein Design Labs, Inc.+........       166,625
      3,600    Renal Treatment Centers, Inc.+....       128,025
      9,600    Universal Health Services, Inc.,
                 Class B+........................       415,200
                                                     ----------
                                                      3,274,749
                                                     ----------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               METALS AND MINING -- 0.6%
      8,600    AMCOL International Corporation...   $   178,450
      3,200    Castle (A.M.) & Company...........        83,200
      6,400    Commonwealth Industries Inc. .....       123,200
      3,300    Handy & Harman....................        75,488
      3,900    Materials Sciences Corporation+...        55,575
      5,200    Steel Technologies Inc. ..........        64,675
                                                     ----------
                                                        580,588
                                                     ----------

               METAL PROCESSORS & FABRICATES -- 0.8%
      6,400    Amcast Industrial Corporation.....       156,800
      5,600    Mueller Industries, Inc.+.........       254,450
      5,900    Quanex Corporation................       206,869
      5,200    Wolverine Tube, Inc.+.............       163,150
                                                     ----------
                                                        781,269
                                                     ----------

               OIL AND GAS -- 1.6%
      6,800    Cabot Oil & Gas Corporation.......       156,825
      8,300    Cross Timbers Oil Company.........       202,312
      9,900    Devon Energy Corporation..........       435,600
      2,700    St. Mary Land & Exploration.......       122,512
      6,500    United Meridian Corporation+......       238,875
      8,100    Vintage Petroleum Inc. ...........       398,925
                                                     ----------
                                                      1,555,049
                                                     ----------

               OIL AND GAS -- EQUIPMENT AND SERVICES -- 0.8%
      4,300    New Jersey Resources
                 Corporation.....................       139,212
     10,300    Pool Energy Services Company+.....       348,912
      2,700    Seitel, Inc.+.....................       119,812
      4,400    Wicor, Inc. ......................       190,025
                                                     ----------
                                                        797,961
                                                     ----------

               OIL AND GAS -- EXPLORATION -- 2.1%
      5,900    Benton Oil & Gas Company+.........       110,256
      6,100    Energen Corporation...............       216,931
      7,600    HS Resources, Inc.+...............       131,100
      4,500    KCS Energy Inc. ..................       132,750
     11,400    Monterey Resources, Inc. .........       239,400
      7,600    Northwest Natural Gas Company.....       195,700
      2,829    Pioneer Natural Resources
                 Company.........................       118,464
      7,600    Plains Resources, Inc.+...........       136,800
      3,900    Pogo Producing Company............       170,381
     20,000    Santa Fe Energy Resources,
                 Inc.+...........................       250,000
      7,600    Snyder Oil Corporation............       172,425
      8,200    Southwestern Energy Company.......       105,062
                                                     ----------
                                                      1,979,269
                                                     ----------

               OIL AND GAS -- EXTRACTION -- 0.9%
      9,300    New Field Exploration Company+....       260,981
      8,100    Oceaneering International,
                 Inc.+...........................       192,881
     11,300    Pride International, Inc.+........       384,200
                                                     ----------
                                                        838,062
                                                     ----------

               PAPER AND FOREST PRODUCTS -- 1.1%
      4,600    Buckeye Cellulose Corporation+....       185,438
      5,800    Caraustar Industries, Inc. .......       198,650
      6,400    Mosinee Paper Corporation.........       216,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               PAPER AND FOREST PRODUCTS -- (CONTINUED)
      8,900    Pope & Talbot Inc. ...............   $   188,569
      6,100    Schweitzer-Maudit International, Inc.    259,250
                                                     ----------
                                                      1,048,707
                                                     ----------

               PHARMACEUTICALS -- 0.5%
      5,200    ALPHARMA Inc., Class A............       116,350
      1,500    Cor Therapeutics, Inc.+...........        24,938
      5,200    Regeneron Pharmaceuticals,
                 Inc.+...........................        58,175
      6,300    Syncor International
                 Corporation+....................        91,744
      5,800    Vertex Pharmaceuticals, Inc.+.....       218,950
                                                     ----------
                                                        510,157
                                                     ----------

               POLLUTION CONTROL -- 0.1%
      7,200    OHM Corporation+..................        54,000
                                                     ----------
               PRINTING AND PUBLISHING -- 1.3%
      8,600    Bowne & Co., Inc. ................       302,075
      5,000    Merrill Corporation...............       230,000
      5,500    Thomas Nelson Publisher...........        76,312
     12,800    Valassis Communications, Inc.+....       408,000
      8,300    World Color Press, Inc.+..........       250,556
                                                     ----------
                                                      1,266,943
                                                     ----------

               PRODUCER GOODS -- 1.0%
      3,300    Dionex Corporation+...............       177,994
      4,400    Fisher Scientific International...       206,525
      3,900    Lydall, Inc.+.....................        91,406
      7,500    Smith Corporation.................       297,188
      5,600    Zebra Technologies Corporation,
                 Class A.........................       200,200
                                                     ----------
                                                        973,313
                                                     ----------

               PROFESSIONAL SERVICES -- 1.2%
      4,800    CDI Corporation+..................       181,200
      5,200    Norrell Corporation...............       178,750
     11,100    Offshore Logistics, Inc.+.........       199,800
      5,900    DeVRY, Inc.+......................       176,262
      5,500    Franklin Convey Company+..........       153,656
      5,300    National Data Corporation.........       217,300
                                                     ----------
                                                      1,106,968
                                                     ----------

               RECREATION -- 1.8%
      7,700    Arctic Cat Inc. ..................        88,550
      7,000    Aztar Corporation+................        51,625
      6,300    Bell Sports Corporation+..........        68,512
      4,800    Carmike Cinemas, Inc., Class A+...       144,000
      3,200    GC Companies+.....................       137,600
      8,900    Grand Casinos, Inc.+..............       136,281
        800    Global Motorsport Group Inc.+.....        12,800
      9,000    Hollywood Park, Inc.+.............       170,438
      7,600    Huffy Corporation.................       125,400
      4,200    K2 Inc. ..........................       105,525
      5,200    Players International Inc.+.......        23,075
      8,700    Regal Cinemas Inc.+...............       233,812
      3,300    Showboat, Inc. ...................        67,238
      4,700    Thor Industries, Inc. ............       143,938
      5,400    Winnebago Industries..............        44,212
      5,300    WMS Industries, Inc.+.............       159,994
                                                     ----------
                                                      1,713,000
                                                     ----------

               RESTAURANTS AND LODGING -- 2.7%
      7,600    Applebee's International, Inc. ...       190,000
      9,600    CKE Restaurants Inc. .............       403,200
     12,200    Foodmaker, Inc.+..................       229,512

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               RESTAURANTS AND LODGING -- (CONTINUED)
      4,900    IHOP Corporation+.................   $   175,175
      6,100    Landry's Seafood Restaurants,
                 Inc.+...........................       179,188
      5,600    Luby's Cafeterias Inc. ...........       116,550
      6,200    Marcus Corporation................       180,575
     14,200    Prime Hospitality Corporation+....       320,388
      8,200    Ruby Tuesday Inc. ................       209,100
     17,800    Ryan's Family Steak Houses,
                 Inc.+...........................       163,538
      8,300    ShowBiz Pizza Time, Inc.+.........       190,900
      3,300    Sonic Corporation+................        92,400
      4,700    Taco Cabana, Class A+.............        25,850
     12,600    TCBY Enterprises, Inc. ...........        88,200
                                                     ----------
                                                      2,564,576
                                                     ----------

               RETAIL -- DISCOUNT -- 1.0%
      7,500    Filene's Basement Corporation+....        62,344
     14,700    Ross Stores, Inc. ................       501,638
     13,300    Shopko Stores, Inc. ..............       345,800
                                                     ----------
                                                        909,782
                                                     ----------

               RETAIL -- GENERAL -- 1.9%
      9,500    Arbor Drugs Inc. .................       220,875
      7,500    Carson Pirie Scott & Company+.....       295,781
     14,800    Cash America International
                 Inc. ...........................       166,500
      8,600    Damark International, Inc., Class
                 A+..............................       120,938
      5,670    Fred Meyer, Inc. +................       301,928
      7,700    MicroAge Inc.+....................       223,300
      7,500    Proffitt's, Inc.+.................       444,375
                                                     ----------
                                                      1,773,697
                                                     ----------

               RETAIL -- SPECIALTY -- 2.7%
     10,400    Cato Corporation, Class A.........        94,900
      5,300    Designs, Inc.+....................        25,175
      5,300    Discount Auto Parts, Inc.+........       127,200
     12,000    Dress Barn, Inc.+.................       288,000
      5,900    Eagle Hardware & Garden, Inc.+....       116,156
      8,200    Fabri-Centers of America, Class
                 A+..............................       189,625
      2,800    Galoob Toys, Inc.+................        41,300
      3,900    Jumbosports, Inc.+................        13,650
      2,400    Lillian Vernon Corporation........        40,650
      3,200    Mail Boxes Etc.+..................        91,200
      5,000    Men's Warehouse Inc., The,+.......       186,250
      5,700    Michaels Stores, Inc.+............       174,206
      4,800    O'Reilly Automotive+..............       109,200
     16,200    Pier 1 Imports, Inc. .............       290,588
      5,200    Stein Mart, Inc.+.................       170,300
      9,300    The Sports Authority, Inc.+.......       173,212
      3,100    Toro Company......................       122,838
      6,200    Williams-Sonoma, Inc.+............       265,050
                                                     ----------
                                                      2,519,500
                                                     ----------

               SAVINGS AND LOANS -- 0.9%
      6,200    Coast Savings Financial Inc.+.....       325,112
      8,900    Downey Financial Corporation......       216,938
     15,700    Sovereign Bancorp Inc. ...........       274,750
                                                     ----------
                                                        816,800
                                                     ----------

               SEMICONDUCTORS -- 2.2%
      3,700    Etec Systems, Inc.+...............       210,900
      9,500    International Rectifier
                 Corporation+....................       222,062
      5,400    Lattice Semiconductor
                 Corporation+....................       351,675
      4,400    Novellus Systems, Inc.+...........       554,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               SEMICONDUCTORS -- (CONTINUED)
      2,700    Photronics, Inc.+.................   $   163,519
     10,400    Plexus Corporation+...............       365,300
      3,300    Watkins-Johnson Company...........       110,550
      3,600    Zilog Inc.+.......................        78,525
                                                     ----------
                                                      2,056,931
                                                     ----------

               TECHNOLOGY -- 1.7%
      3,400    Advanced Tissue Sciences, Inc.+...        52,912
      3,300    Amtech Corporation+...............        15,262
      4,100    Digital Microwave Corporation+....       183,475
     12,600    Komag Inc.+.......................       256,725
      4,400    Marshall Industries+..............       170,500
      3,400    Macdermid Inc. ...................       296,225
      3,000    Progress Software Inc.+...........        67,125
     11,100    S3 Incorporated+..................       130,425
      8,600    Sterling Software Inc.+...........       308,525
      3,900    Telxon Corporation................        95,550
      4,700    Valence Technology, Inc.+.........        38,775
                                                     ----------
                                                      1,615,499
                                                     ----------

               TELECOMMUNICATIONS -- 1.1%
      5,700    Allen Group, Inc.+................       162,450
      7,000    Aspect Telecommunications+........       163,625
      5,400    Boston Technology Inc.+...........       182,925
     12,700    Tel-Save Holdings, Inc.+..........       305,594
      1,500    Centigram Communications
                 Corporation+....................        26,625
      3,300    CommNet Cellular, Inc.+...........       115,706
      6,100    Network Equipment Technologies,
                 Inc.+...........................       106,369
                                                     ----------
                                                      1,063,294
                                                     ----------

               TOBACCO -- 0.3%
     10,800    DiMon Inc. .......................       270,000
                                                     ----------

               TRANSPORTATION -- AIRLINES -- 1.2%
      7,900    Air Express International Corporation    288,350
      7,000    American Freightways Inc.+........       133,000
     10,000    Comair Holdings, Inc. ............       268,750
      5,700    Expeditors International of
                 Washington, Inc. ...............       238,688
      5,600    Pittston Burlington Group.........       158,900
      2,400    Skywest Inc. .....................        47,400
                                                     ----------
                                                      1,135,088
                                                     ----------

               TRANSPORTATION -- MARINE -- 0.2%
      7,600    Kirby Corporation+................       145,825
                                                     ----------

               TRANSPORTATION -- RAILROADS -- 0.3%
      1,500    Railtex, Inc.+....................        25,500
      8,700    U.S. Freightways Corporation......       292,538
                                                     ----------
                                                        318,038
                                                     ----------

               TRUCKING AND SHIPPING -- 1.8%
     14,600    Arkansas Best Corporation+........       165,162
      3,300    Frozen Foods Express Industries...        30,938
      7,400    Heartland Express Inc.+...........       204,425
      3,100    Landstar System Inc.+.............        82,925
      5,000    M.S. Carriers, Inc.+..............       133,125
     15,900    Rollins Truck Leasing
                 Corporation.....................       271,294
      4,600    Wabash National Corporation.......       133,112

                                                       VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
               TRUCKING AND SHIPPING -- (CONTINUED)
     12,200    Werner Enterprises Inc. ..........   $   295,850
     11,600    Yellow Corporation+...............       377,725
                                                     ----------
                                                      1,694,556
                                                     ----------

               UTILITIES -- NATURAL GAS -- 1.4%
      6,100    Atmos Energy Corporation..........       151,738
      2,600    Cascade Natural Gas Corporation...        43,550
      3,300    Connecticut Energy Corporation....        81,469
      7,600    KN Energy, Inc. ..................       347,700
      1,000    Pennsylvania Enterprises, Inc. ...        30,500
      9,100    Piedmont Natural Gas Company, Inc.       265,038
      5,200    Public Service Company of North
                 Carolina, Inc. .................       104,325
      5,800    Southwest Gas Corporation.........       113,825
      6,800    Valmont Industries Inc. ..........       144,925
                                                     ----------
                                                      1,283,070
                                                     ----------

               UTILITIES -- WATER -- 0.4%
      3,200    Aquarion Company..................        88,800
      1,500    Consumers Water Company...........        27,000
      3,900    Philadelphia Suburban
                 Corporation.....................        84,338
      3,200    Southern California Water
                 Company.........................        71,600
      8,300    United Water Resources, Inc. .....       154,588
                                                     ----------
                                                        426,326
                                                     ----------

               WIRE AND CABLE PRODUCTS -- 0.2%
     13,400    Anixter International Inc.+.......       230,312
                                                     ----------
               TOTAL COMMON STOCKS
                 (Cost $72,600,331)..............    90,716,927
                                                     ==========
RIGHT -- 0.0%#
                                        (Cost $0)
          1    Alpharma Inc., Expires
                 11/25/97+.......................             4
                                                     ==========
               TOTAL SECURITIES
                 (Cost $72,600,331)..............    90,716,931
                                                     ==========

 PRINCIPAL
  AMOUNT
 =========
REPURCHASE AGREEMENT -- 2.8%
                                (Cost $2,663,000)
 $2,663,000    Agreement with Smith Barney 5.480%
               date 09/30/97, to be repurchased
               at $2,663,405 on 10/01/97,
               collateralized by: $1,133,968 U.S.
               Treasury Note, 7.375% due
               11/15/97; $309,359 U.S. Treasury
               Bond, 11.250% due 02/15/15;
               $797,151 Resolution Funding Corp.
               Strips Principal Only, due
               04/15/05; $571,692 GNMA, 6.000%
               05/20/27..........................     2,663,000
                                                     ==========
TOTAL INVESTMENTS
  (Cost $75,263,331*)...................   98.4%     93,379,931
OTHER ASSETS AND LIABILITIES (NET)......    1.6       1,527,306
                                          -----    ------------
NET ASSETS..............................  100.0%   $ 94,907,237
                                          =====     ===========

---------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.
# Amount represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                                    SEPTEMBER 30, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                                                                                NATIONS
                                                                                NATIONS         MANAGED
                                                                                MANAGED        SMALLCAP
                                                                                 INDEX           INDEX
                                                                                  FUND           FUND
                                                                              ===========================
ASSETS:
Investments, at value (Note 1), See accompanying schedules:
  Securities...............................................................   $106,255,968    $90,716,931
  Repurchase agreements....................................................      4,191,000      2,663,000
                                                                              ------------    -----------
     Total investments.....................................................    110,446,968     93,379,931
                                                                              ------------    -----------
Short-term investments held as collateral for loaned securities (Note 8)...        126,170      2,797,971
Cash.......................................................................         16,368            516
Dividends receivable.......................................................        146,998         51,419
Interest receivable........................................................            638            405
Receivable for Fund shares sold............................................        126,662      1,449,385
Receivable for investment securities sold..................................             --          9,655
Unamortized organization costs (Note 6)....................................          7,369          7,412
Prepaid expenses and other assets..........................................         90,559         78,095
                                                                              ------------    -----------
     Total Assets..........................................................    110,961,732     97,774,789
                                                                              ------------    -----------
LIABILITIES:
Collateral on securities loaned (Note 8)...................................        126,170      2,797,971
Payable for Fund shares redeemed...........................................        498,335         52,065
Payable for investment securities purchased................................      3,331,342             --
Administration fee payable (Note 2)........................................          8,453          7,403
Shareholder servicing and distribution fees payable (Note 3)...............          6,457          1,728
Custodian fees payable (Note 2)............................................          8,154             --
Accrued Trustees' fees and expenses (Note 2)...............................          1,540          1,077
Accrued expenses and other payables........................................         15,343          7,308
                                                                              ------------    -----------
     Total Liabilities.....................................................      3,995,794      2,867,552
                                                                              ------------    -----------
NET ASSETS.................................................................   $106,965,938    $94,907,237
                                                                              ============    ===========
Investments, at cost.......................................................   $ 90,690,627    $75,263,331
                                                                              ============    ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)                           SEPTEMBER 30,1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                                                                NATIONS
                                                                                NATIONS         MANAGED
                                                                                MANAGED        SMALLCAP
                                                                                 INDEX           INDEX
                                                                                  FUND           FUND
                                                                              ===========================
NET ASSETS CONSIST OF:
Undistributed net investment income........................................   $     34,451    $    16,813
Accumulated net realized gain/(loss) on investments and futures
  contracts................................................................       (799,699)     1,193,434
Net unrealized appreciation of investments.................................     19,756,341     18,116,600
Paid-in capital............................................................     87,974,845     75,580,390
                                                                              ------------    -----------
                                                                              $106,965,938    $94,907,237
                                                                              ============    ===========
NET ASSETS:
Primary A Shares...........................................................   $ 94,532,468    $85,979,299
                                                                              ============    ===========
Primary B Shares...........................................................   $      2,386    $   287,336
                                                                              ============    ===========
Investor A Shares..........................................................   $ 10,630,652    $ 8,436,178
                                                                              ============    ===========
Investor C Shares..........................................................   $  1,800,432    $   204,424
                                                                              ============    ===========
SHARES OUTSTANDING:
Primary A Shares...........................................................      6,380,860      6,481,006
                                                                              ============    ===========
Primary B Shares...........................................................            161         21,661
                                                                              ============    ===========
Investor A Shares..........................................................        717,558        636,394
                                                                              ============    ===========
Investor C Shares..........................................................        121,527         15,410
                                                                              ============    ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share...................   $      14.82    $     13.27
                                                                              ============    ===========
PRIMARY B SHARES:
Net asset value, offering and redemption price per share...................   $      14.82    $     13.27
                                                                              ============    ===========
INVESTOR A SHARES:
Net asset value, offering and redemption price per share...................   $      14.82    $     13.26
                                                                              ============    ===========
INVESTOR C SHARES:
Net asset value and offering price per share*..............................   $      14.82    $     13.27
                                                                              ============    ===========

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                               NATIONS
                                                                               NATIONS         MANAGED
                                                                               MANAGED        SMALLCAP
                                                                                INDEX           INDEX
                                                                                FUND            FUND
                                                                             ============================
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $124 and $18,
  respectively)............................................................  $   706,138     $   327,977
Interest...................................................................       78,083          55,746
Security lending...........................................................          158           2,565
                                                                             ------------    ------------
  Total investment income..................................................      784,379         386,288
                                                                             ------------    ------------
EXPENSES:
Investment advisory fee (Note 2)...........................................      201,065         175,362
Administration fee (Note 2)................................................       40,213          35,072
Transfer agent fees (Note 2)...............................................       16,574          11,738
Custodian fees (Note 2)....................................................       25,234          42,886
Legal and audit fees.......................................................        9,282           9,003
Registration and filing fees...............................................       48,746          21,208
Trustees' fees and expenses (Note 2).......................................          829             674
Amortization of organization costs (Note 6)................................          920             926
Interest expense (Note 7)..................................................          827             118
Other......................................................................        2,951           2,517
                                                                             ------------    ------------
     Subtotal..............................................................      346,641         299,504
Shareholder servicing and distribution fees (Note 3):
  Primary B Shares.........................................................            1             506
  Investor A Shares........................................................        8,272           5,109
  Investor C Shares........................................................        3,822             229
Fees waived and expenses reimbursed by investment adviser (Note 2).........     (144,913)       (124,185)
                                                                             ------------    ------------
     Total expenses........................................................      213,823         181,163
                                                                             ------------    ------------
Fees reduced by credits allowed by the custodian (Note 2)..................           --            (144)
                                                                             ------------    ------------
  Net expenses.............................................................      213,823         181,019
                                                                             ------------    ------------
NET INVESTMENT INCOME......................................................      570,556         205,269
                                                                             ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 AND 4):
Net realized gain/(loss) from:
  Security transactions....................................................     (840,458)      1,223,585
  Futures contracts........................................................       49,125         --
                                                                             ------------    ------------
Net realized gain/(loss) on investments during the period..................     (791,333)      1,223,585
                                                                             ------------    ------------
Change in unrealized appreciation of investments during the period.........   16,875,693      20,074,879
                                                                             ------------    ------------
Net realized and unrealized gain on investments............................   16,084,360      21,298,464
                                                                             ------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $16,654,916     $21,503,733
                                                                             ============    ============



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
                                                                                                NATIONS
                                                                                NATIONS         MANAGED
                                                                                MANAGED        SMALLCAP
                                                                                 INDEX           INDEX
                                                                                  FUND           FUND
                                                                              ===========================
Net investment income......................................................   $    570,556    $   205,269
Net realized gain/(loss) on investments....................................       (791,333)     1,223,585
Change in unrealized appreciation of investments...........................     16,875,693     20,074,879
                                                                              ------------    -----------
Net increase in net assets resulting from operations.......................     16,654,916     21,503,733
Distributions to shareholders from net investment income:
  Primary A Shares.........................................................       (549,333)      (190,274)
  Primary B Shares.........................................................             (2)          (228)
  Investor A Shares........................................................        (39,960)        (8,527)
  Investor C Shares........................................................         (6,554)          (106)
Distributions to shareholders from net realized gain on investments:
  Primary A Shares.........................................................       (602,933)      (236,472)
  Primary B Shares.........................................................             --           (537)
  Investor A Shares........................................................        (48,138)       (14,610)
  Investor C Shares........................................................        (17,699)          (112)
Net increase in net assets from Fund share transactions:
  Primary A Shares.........................................................     38,598,861     25,418,865
  Primary B Shares.........................................................          2,337        140,541
  Investor A Shares........................................................      6,261,601      6,847,144
  Investor C Shares........................................................      1,365,262        157,957
                                                                              ------------    -----------
Net increase in net assets.................................................     61,618,358     53,617,374
NET ASSETS:
Beginning of period........................................................     45,347,580     41,289,863
                                                                              ------------    -----------
End of period..............................................................   $106,965,938    $94,907,237
                                                                              ============    ===========
Undistributed net investment income at end of period.......................   $     34,451    $    16,813
                                                                              ============    ===========



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 1997
                                                                                                NATIONS
                                                                                 NATIONS        MANAGED
                                                                                 MANAGED       SMALLCAP
                                                                                  INDEX          INDEX
                                                                                 FUND(a)        FUND(b)
                                                                               --------------------------
Net investment income.......................................................   $   376,759    $    94,642
Net realized gain on investments............................................       660,407        221,580
Change in unrealized appreciation/(depreciation) of investments.............     2,880,648     (1,958,279)
                                                                               -----------    -----------
Net increase/(decrease) in net assets resulting from operations.............     3,917,814     (1,642,057)

Distributions to shareholders from net investment income:
  Primary A Shares..........................................................      (346,136)       (94,006)
  Primary B Shares..........................................................            --           (117)
  Investor A Shares.........................................................       (14,348)          (505)
  Investor C Shares.........................................................          (235)           (14)

Distributions to shareholders in excess of net investment income:
  Primary A Shares..........................................................            --           (986)
  Primary B Shares..........................................................            --             (3)
  Investor A Shares.........................................................            --             (6)
  Investor C Shares.........................................................            --             --

Distributions to shareholders from net realized gain on investments:
  Primary A Shares..........................................................            --           (599)
  Primary B Shares..........................................................            --             (2)
  Investor A Shares.........................................................            --             (3)
  Investor C Shares.........................................................            --             --

Net increase in net assets from Fund share transactions:
  Primary A Shares..........................................................    38,677,375     42,567,497
  Primary B Shares..........................................................            --         91,010
  Investor A Shares.........................................................     3,027,866        349,649
  Investor C Shares.........................................................        85,234         19,995
                                                                               -----------    -----------
Net increase in net assets..................................................    45,347,570     41,289,853

NET ASSETS:
Beginning of year...........................................................            10             10
                                                                               -----------    -----------
End of year.................................................................   $45,347,580    $41,289,863
                                                                               ===========    ===========
Undistributed net investment income at end of year..........................   $    59,744    $    10,679
                                                                               ===========    ===========

---------------
(a) The Nations Managed Index Fund commenced operations on July 31, 1996.
(b) The Nations Managed SmallCap Index Fund commenced operations on October 15, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY
--------------------------------------------------------------------------------------------
                                                   NATIONS MANAGED INDEX FUND
                                         SIX MONTHS ENDED
                                        SEPTEMBER 30, 1997               PERIOD ENDED
                                            (UNAUDITED)                MARCH 31, 1997(a)
                                     -------------------------     -------------------------
                                      SHARES         DOLLARS        SHARES         DOLLARS
                                     =======================================================
PRIMARY A SHARES:
  Sold.............................  3,246,066     $44,378,427     3,689,780     $40,404,536
  Issued as reinvestment of
    dividends......................     60,579         819,535        26,353         308,705
  Redeemed.........................   (476,797)     (6,599,101)     (165,121)     (2,035,866)
                                     ---------     -----------     ---------     -----------
  Net increase.....................  2,829,848     $38,598,861     3,551,012     $38,677,375
                                     =========     ===========     =========     ===========
PRIMARY B SHARES:
  Sold.............................        161     $     2,337
  Issued as reinvestment of
    dividends......................         --              --
  Redeemed.........................         --              --
                                     ---------     -----------
  Net increase.....................        161     $     2,337
                                     =========     ===========
INVESTOR A SHARES:
  Sold.............................    567,323     $ 7,775,332       262,757     $ 3,116,171
  Issued as reinvestment of
    dividends......................      5,811          78,462         1,165          14,151
  Redeemed.........................   (110,982)     (1,592,193)       (8,516)       (102,456)
                                     ---------     -----------     ---------     -----------
  Net increase.....................    462,152     $ 6,261,601       255,406     $ 3,027,866
                                     =========     ===========     =========     ===========
INVESTOR C SHARES:
  Sold.............................    138,765     $ 1,696,474         7,424     $    90,744
  Issued as reinvestment of
    dividends......................      1,826          24,127            33             392
  Redeemed.........................    (26,051)       (355,339)         (470)         (5,902)
                                     ---------     -----------     ---------     -----------
  Net increase.....................    114,540     $ 1,365,262         6,987     $    85,234
                                     =========     ===========     =========     ===========

                                                  NATIONS MANAGED SMALLCAP INDEX FUND
                                            SIX MONTHS ENDED
                                           SEPTEMBER 30, 1997                 PERIOD ENDED
                                               (UNAUDITED)                  MARCH 31, 1997(b)
                                      -----------------------------     -------------------------
                                         SHARES          DOLLARS         SHARES         DOLLARS
                                      ===========================================================
PRIMARY A SHARES:
  Sold.............................      3,663,101     $ 40,932,010     4,852,113     $49,652,580
  Issued as reinvestment of
    dividends......................         16,654          183,556         2,903          28,920
  Redeemed.........................     (1,355,518)     (15,696,701)     (698,247)     (7,114,003)
                                        ----------     ------------     ---------     -----------
  Net increase.....................      2,324,237     $ 25,418,865     4,156,769     $42,567,497
                                        ==========     ============     =========     ===========
PRIMARY B SHARES:
  Sold.............................         12,864     $    140,443         8,788     $    91,010
  Issued as reinvestment of
    dividends......................              9               98            --              --
  Redeemed.........................             --               --            --              --
                                        ----------     ------------     ---------     -----------
  Net increase.....................         12,873     $    140,541         8,788     $    91,010
                                        ==========     ============     =========     ===========
INVESTOR A SHARES:
  Sold.............................        769,992     $  8,885,964        34,925     $   359,548
  Issued as reinvestment of
    dividends......................          2,109           23,023            51             513
  Redeemed.........................       (169,676)      (2,061,843)       (1,007)        (10,412)
                                        ----------     ------------     ---------     -----------
  Net increase.....................        602,425     $  6,847,144        33,969     $   349,649
                                        ==========     ============     =========     ===========
INVESTOR C SHARES:
  Sold.............................         14,154     $    166,551         1,917     $    19,980
  Issued as reinvestment of
    dividends......................             10              112             2              15
  Redeemed.........................           (673)          (8,706)           --              --
                                        ----------     ------------     ---------     -----------
  Net increase.....................         13,491     $    157,957         1,919     $    19,995
                                        ==========     ============     =========     ===========

---------------

(a) Nations Managed Index Fund commenced operations on July 31, 1996.

(b) Nations Managed SmallCap Index Fund commenced operations on October 15,
    1996.




                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     NET ASSET                   NET REALIZED
                                       VALUE          NET       AND UNREALIZED   NET INCREASE IN
                                    BEGINNING OF   INVESTMENT      GAIN ON       NET ASSET VALUE
                                       PERIOD        INCOME      INVESTMENTS     FROM OPERATIONS
                                    ============================================================
NATIONS MANAGED INDEX FUND
PRIMARY A
Six months ended 09/30/1997#
  (unaudited)......................    $11.89        $ 0.10         $ 3.07            $ 3.17
Period ended 03/31/1997*...........     10.00          0.15           1.87              2.02

PRIMARY B
Period ended 09/30/1997**#
  (unaudited)......................    $11.89        $ 0.07         $ 2.94            $ 3.01

INVESTOR A
Six months ended 09/30/1997#
  (unaudited)......................    $11.89        $ 0.08         $ 3.08            $ 3.16
Period ended 03/31/1997*...........     10.00          0.12           1.89              2.01

INVESTOR C
Six months ended 09/30/1997#
  (unaudited)......................    $11.90        $ 0.07         $ 3.05            $ 3.12
Period ended 03/31/1997*...........     10.00          0.11           1.90              2.01

                                      DIVIDENDS   DISTRIBUTIONS       TOTAL       NET ASSET
                                      FROM NET      FROM NET        DIVIDENDS       VALUE
                                      INVESTMENT    REALIZED           AND         END OF
                                       INCOME     CAPITAL GAINS   DISTRIBUTIONS    PERIOD
                                     =======================================================
NATIONS MANAGED INDEX FUND
PRIMARY A
Six months ended 09/30/1997#
  (unaudited)......................    $ (0.09)      $ (0.15)        $ (0.24)      $ 14.82
Period ended 03/31/1997*...........      (0.13)           --           (0.13)        11.89

PRIMARY B
Period ended 09/30/1997**#
  (unaudited)......................    $ (0.08)           --         $ (0.08)      $ 14.82

INVESTOR A
Six months ended 09/30/1997#
  (unaudited)......................    $ (0.08)      $ (0.15)        $ (0.23)      $ 14.82
Period ended 03/31/1997*...........      (0.12)           --           (0.12)        11.89

INVESTOR C
Six months ended 09/30/1997#
  (unaudited)......................    $ (0.05)      $ (0.15)        $ (0.20)      $ 14.82
Period ended 03/31/1997*...........      (0.11)           --           (0.11)        11.90

---------------

  * Nations Managed Index Fund's Primary A, Investor A and Investor C Shares commenced operations on July 31, 1996.

 ** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (7/31/96) through 9/4/97, plus the performance for Primary B Shares from 9/4/97 through 9/30/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This will result in a slight variance in the performance of Primary A and Primary B Shares.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.

 (a) Average commission rate paid per share of securities purchased and sold by the Fund.

(b) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     WITHOUT WAIVERS AND/OR
                                                                                     EXPENSE REIMBURSEMENTS
                                                                                 ------------------------------
                                 RATIO OF          RATIO OF                       RATIO OF
                 NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
                   END OF       EXPENSES TO         INCOME          PORTFOLIO    EXPENSES TO     NET INVESTMENT         AVERAGE
     TOTAL         PERIOD       AVERAGE NET       TO AVERAGE        TURNOVER     AVERAGE NET         INCOME         COMMISSION RATE
    RETURN++     (IN 000'S)       ASSETS          NET ASSETS          RATE         ASSETS          PER SHARE            PAID(a)
===================================================================================================================================
      26.90%      $ 94,532          0.50%+(c)         1.45%+           11%           0.86%+          $ 0.07             $0.0217
      20.22         42,226          0.50 +(b)         1.92 +           17            1.05 +(b)         0.12(b)           0.0259

      26.86%      $      2          1.00%+(c)         0.95%+           11%           1.36%+          $ 0.04             $0.0217

      26.78%      $ 10,631          0.75%+(c)         1.20%+           11%           1.11%+          $ 0.05             $0.0217
      20.12          3,038          0.75 +(b)         1.67 +           17            1.30 +(b)         0.09(b)           0.0259

      26.50%      $  1,800          1.00%+(c)         0.95%+           11%           1.36%+          $ 0.04             $0.0217
      20.11             83          1.00 +(b)         1.42 +           17            1.55 +(b)         0.08(b)           0.0259



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               NET ASSET                 NET REALIZED    NET INCREASE/
                                                 VALUE         NET      AND UNREALIZED   (DECREASE) IN
                                              BEGINNING OF  INVESTMENT   GAIN/(LOSS)    NET ASSET VALUE
                                                 PERIOD       INCOME    ON INVESTMENTS  FROM OPERATIONS
                                              ----------------------------------------------------------
NATIONS MANAGED SMALLCAP INDEX FUND
PRIMARY A
Six months ended 09/30/1997 (unaudited)......    $ 9.83       $ 0.03        $ 3.49           $ 3.52
Period ended 03/31/1997*.....................     10.00         0.03         (0.17)           (0.14)

PRIMARY B
Six months ended 09/30/1997 (unaudited)......    $ 9.83       $ 0.01        $ 3.49           $ 3.50
Period ended 03/31/1997*.....................     10.00         0.02         (0.17)           (0.15)

INVESTOR A
Six months ended 09/30/1997 (unaudited)......    $ 9.82       $ 0.02        $ 3.49           $ 3.51
Period ended 03/31/1997*.....................     10.00         0.03         (0.18)           (0.15)

INVESTOR C
Six months ended 09/30/1997 (unaudited)......    $ 9.83       $ 0.01        $ 3.49           $ 3.50
Period ended 03/31/1997*.....................     10.00         0.03         (0.17)           (0.14)

                                                           DISTRIBUTIONS
                                                DIVIDENDS  IN EXCESS OF   DISTRIBUTIONS      TOTAL
                                                FROM NET        NET         FROM NET       DIVIDENDS
                                                INVESTMENT  INVESTMENT      REALIZED          AND
                                                 INCOME       INCOME      CAPITAL GAINS  DISTRIBUTIONS
                                              ----------------------------------------------------------
NATIONS MANAGED SMALLCAP INDEX FUND
PRIMARY A
Six months ended 09/30/1997 (unaudited)......   $  (0.03)          --        $ (0.05)       $ (0.08)
Period ended 03/31/1997*.....................      (0.03)     $ (0.00)(b)         --          (0.03)
PRIMARY B
Six months ended 09/30/1997 (unaudited)......   $  (0.01)          --        $ (0.05)       $ (0.06)
Period ended 03/31/1997*.....................      (0.02)     $ (0.00)(b)         --          (0.02)
INVESTOR A
Six months ended 09/30/1997 (unaudited)......   $  (0.02)          --        $ (0.05)       $ (0.07)
Period ended 03/31/1997*.....................      (0.03)     $ (0.00)(b)         --          (0.03)
INVESTOR C
Six months ended 09/30/1997 (unaudited)......   $  (0.01)          --        $ (0.05)       $ (0.06)
Period ended 03/31/1997*.....................      (0.03)     $ (0.00)(b)         --          (0.03)

---------------

  * Nations Managed SmallCap Index Fund's Primary A, Primary B, Investor A and Investor C Shares commenced operations on October 15, 1996.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) Average commission rate paid per share of securities purchased and sold by the Fund.

(b) Amount represents less than $0.01 per share.

(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

(d) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     WITHOUT WAIVERS AND/OR
                                                                                     EXPENSE REIMBURSEMENTS
                                                                                  -----------------------------
                                      RATIO OF        RATIO OF NET                 RATIO OF
 NET ASSET              NET ASSETS    OPERATING        INVESTMENT                 OPERATING
   VALUE                  END OF     EXPENSES TO         INCOME      PORTFOLIO    EXPENSES TO     NET INVESTMENT        AVERAGE
  END OF     TOTAL        PERIOD     AVERAGE NET       TO AVERAGE    TURNOVER     AVERAGE NET     INCOME/(LOSS)     COMMISSION RATE
  PERIOD    RETURN++    (IN 000'S)     ASSETS          NET ASSETS      RATE         ASSETS          PER SHARE           PAID(a)
===================================================================================================================================
  $13.27     35.98%      $85,979       0.50%+(c)(d)     0.60%+          18%        0.85%+(d)        $ 0.01(d)         $0.0249
    9.83     (1.37)       40,851       0.50 +           1.05 +          18         1.21 +             0.01             0.0279

  $13.27     35.77%      $   287       1.00%+(c)(d)     0.10%+          18%        1.35%+(d)        $(0.01)(d)        $0.0249
    9.83     (1.51)           86       1.00 +           0.55 +          18         1.71 +             0.00 (b)         0.0279

  $13.26     35.91%      $ 8,436       0.75%+(c)(d)     0.35%+          18%        1.10%+(d)        $ 0.00 (d)        $0.0249
    9.82     (1.52)          334       0.75 +           0.80 +          18         1.46 +             0.01             0.0279

  $13.27     35.80%      $   204       1.00%+(c)(d)     0.10%+          18%        1.35%+(d)        $(0.01)(d)        $0.0249
    9.83     (1.46)           19       1.00 +           0.55 +          18         1.71 +             0.01             0.0279






                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of the date of this report, the Trust offers thirty-three separate portfolios. Information presented in these financial statements pertains only to Nations Managed Index Fund and Nations Managed SmallCap Index Fund (each, a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust are presented under separate cover. The Funds currently offer Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment adviser under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions, including joint repurchase agreement transactions in which the company along with other registered investment companies advised by NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), invest their aggregate cash balances in one or more large repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless expressly permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Futures Contracts: The Funds may invest in futures contracts for the purpose of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or for gaining exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss, when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It was the policy of both Funds to declare and pay dividends from net investment income each calendar quarter. However, effective July 1, 1997, Nations Managed Index Fund adopted a monthly distribution cycle.

Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which the income is earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended by the Tax Reform Act of 1997, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreement") with NBAI pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, NBAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the annual rate of 0.50% of each Fund's average daily net assets.

The Trust has, on behalf of its Funds, entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive a sub-advisory fee from NBAI for each Fund at the annual rate of 0.10% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to an administration agreement (the "Administration Agreement"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator of the Trust pursuant to a co-administration agreement (the "Co-Administration Agreement"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Funds. NationsBank serves as the sub-administrator of the Trust pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1997, Stephens earned $34,253 from the Funds for its administration services, of which $7,529 was paid to NationsBank for its services as sub-administrator.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

The investment adviser, sub-adviser and administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1997, the investment adviser voluntarily waived fees and reimbursed expenses as follows:

                                                   FEES WAIVED   EXPENSES REIMBURSED
                                                   BY ADVISER        BY ADVISER
                                                   =================================
    Nations Managed Index Fund...................    $141,625           $3,288
    Nations Managed SmallCap Index Fund..........     114,392            9,793


NationsBank of Texas, N.A.("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") acts as Custodian of the Trust's assets and, for the six months ended September 30, 1997, earned $6,746 for providing such services. BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian for the Funds. The Trust accrues a credit on daily cash balances held at BONY. The earnings credit is applied to the monthly custody fee. For the six months ended September 30, 1997 the earnings credit was $144.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1997, earned approximately $5,287 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1997, the Funds were informed that the distributor received $143 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of NationsBank and NBAI.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a shareholder administration plan (the "Administration Plan") for Primary B Shares of each Fund; a shareholder servicing and distribution plan pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor C Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor C Shares of each Fund (collectively, the "Plans"). The Administration Plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Funds to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents for services provided to their customers that own Investor C Shares. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the Funds. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Primary B Shares, Investor A Shares and Investor C Shares, respectively.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

For the six months ended September 30, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the Plans were as follows:


                                                  PRIMARY B                    INVESTOR C     INVESTOR C
                                               ADMINISTRATION   INVESTOR A   DISTRIBUTION    SERVICING
              FUND                                  PLAN           PLAN          PLAN           PLAN
=======================================================================================================
Nations Managed Index Fund...................       0.50%          0.25%         0.25%          0.25%
Nations Managed SmallCap Index Fund..........       0.50%          0.25%         0.25%          0.25%


A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the six months ended September 30, 1997, were as follows:

                                                             PURCHASES         SALES
                                                            ===========================
    Nations Managed Index Fund............................  $55,455,200     $ 8,604,090
    Nations Managed SmallCap Index Fund...................   42,513,927      12,140,552

At September 30, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                            TAX BASIS        TAX BASIS
                                                            UNREALIZED       UNREALIZED
                                                           APPRECIATION     DEPRECIATION
                                                           =============================
    Nations Managed Index Fund...........................  $ 20,166,422       $410,081
    Nations Managed SmallCap Index Fund..................    18,989,018        872,418


5.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK.

As of September 30, 1997, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption.

7.  LINE OF CREDIT.

The Trust participates in a uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

Borrowings for the six months ended September 30, 1997 by the Funds under the Agreement are disclosed below:


                                            MAXIMUM       AVERAGE                  AVERAGE     INTEREST RATE
                                            AMOUNT        AMOUNT       AVERAGE      DEBT       -------------   INTEREST
                  FUND                    OUTSTANDING   OUTSTANDING    SHARES     PER SHARE    HIGH      LOW   EXPENSE
=======================================================================================================================
Nations Managed Index Fund..............   $2,300,000     $22,951     5,742,924     $0.00(a)   7.37%    6.74%    $827
Nations Managed SmallCap Index Fund.....      300,000       3,825     5,981,724      0.00(a)   6.31     5.98      118


---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended September 30, 1997.

8.  LENDING OF PORTFOLIO SECURITIES.

Under an agreement with BONY, dated July 23, 1997, the Funds have the ability to lend their securities to approved brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash, in an amount at least equal to 102% of the market value of the securities on loan. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral.

At September 30, 1997, the following Funds had securities on loan:

              FUND                                      MARKET VALUE     % OF NET ASSETS
========================================================================================
Nations Managed Index Fund..............................   $  121,484         0.11%
Nations Managed SmallCap Index Fund.....................    2,712,114         2.86




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